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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Coordinating Investment Fiduciary of Raytheon Company Employee
          Benefit Plans
Address:  870 Winter Street
          Waltham, MA 02451

Form 13F File Number: 28-14339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paula J. Sasso
Title:  Manager, Operations
Phone:  781-522-5168

Signature, Place, and Date of Signing:

/s/ Paula J. Sasso              Waltham, MA             October 28, 2011
------------------        ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Explanatory Note:

The purpose of this amendment is to provide notification that on October 28, 2011, a third-party filer inadvertently submitted the original Form 13F-HR under the incorrect CIK code 0001047122. Please disregard the submission assigned SEC Accession No. 0001193125-11-285649.

The filing was subsequently filed under the correct CIK code 0001512998 for Coordinating Investment Fiduciary of Raytheon Company Employee Benefit Plans and assigned SEC Accession No. 0001193125-11-285821.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)